Guarantor Statements - SB/RH	12 Months Ended
Sep. 30, 2017
Guarantor Statements - SB/RH [Abstract]
Guarantor Statements - SB/RH

NOTE 22 – GUARANTOR STATEMENTS – SB/RH

Spectrum Brands, Inc. (“SBI”) with SB/RH as a parent guarantor (collectively, the “Parent”), with SBI’s domestic subsidiaries as subsidiary guarantors, has issued the 6.625% Notes under the 2020/22 Indenture, 6.125% Notes under the 2024 Indenture, the 5.75% Notes under the 2025 Indenture and the 4.00% Notes under the 2026 Indenture.

The following consolidating financial statements illustrate the components of the consolidated financial statements of SB/RH Holdings, LLC. The ‘Parent’ consists of the financial statements of Spectrum Brands, Inc. as the debt issuer, with SB/.RH Holdings, LLC as a parent guarantor, without consolidated entities. SB/RH Holdings, LLC financial information is not presented separately as there are no independent assets or operations and is therefore determined not to be material. Investments in subsidiaries are accounted for using the equity method for purposes of illustrating the consolidating presentation. The elimination entries presented herein eliminate investments in subsidiaries and intercompany balances and transactions.

Statement of Financial Position		Guarantor	Nonguarantor
As of September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$6.0	$4.8	$157.4	$—	$168.2
Trade receivables, net	85.4	102.4	78.2	—	266.0
Intercompany receivables	0.7	1,288.1	335.4	(1,624.2)	—
Other receivables	4.4	4.7	10.6	(1.0)	18.7
Inventories	184.7	205.6	126.4	(20.4)	496.3
Prepaid expenses and other	30.9	8.6	14.6	0.1	54.2
Current assets of business held for sale	228.7	0.2	378.4	(4.3)	603.0
Total current assets	540.8	1,614.4	1,101.0	(1,649.8)	1,606.4
Property, plant and equipment, net	182.2	178.9	142.0	—	503.1
Long-term intercompany receivables	317.2	96.6	12.5	(426.3)	—
Deferred charges and other	244.2	3.0	35.6	(254.4)	28.4
Goodwill	568.6	1,463.4	245.1	—	2,277.1
Intangible assets, net	401.4	1,027.7	182.9	—	1,612.0
Investments in subsidiaries	4,730.1	1,290.3	—	(6,020.4)	—
Noncurrent assets of business held for sale	814.3	124.4	438.2	—	1,376.9
Total assets	$7,798.8	$5,798.7	$2,157.3	$(8,350.9)	$7,403.9
Liabilities and Shareholder's Equity
Current portion of long-term debt	$13.8	$4.3	$5.2	$(3.9)	$19.4
Accounts payable	122.2	108.3	141.1	—	371.6
Intercompany accounts payable	1,629.6	—	—	(1,629.6)	—
Accrued wages and salaries	27.5	2.3	20.1	—	49.9
Accrued interest	48.5	—	—	—	48.5
Other current liabilities	50.1	25.6	44.2	(1.0)	118.9
Current liabilities of business held for sale	177.3	0.9	322.4	—	500.6
Total current liabilities	2,069.0	141.4	533.0	(1,634.5)	1,108.9
Long-term debt, net of current portion	3,650.8	92.1	9.4	—	3,752.3
Long-term intercompany debt	12.6	302.1	102.4	(417.1)	—
Deferred income taxes	177.9	523.5	52.0	(260.2)	493.2
Other long-term liabilities	11.5	6.1	40.4	—	58.0
Noncurrent liabilities of business held for sale	22.8	3.4	129.9	—	156.1
Total liabilities	5,944.6	1,068.6	867.1	(2,311.8)	5,568.5
Shareholder's equity:
Other capital	2,107.1	1,089.9	(1,075.0)	(43.0)	2,079.0
Accumulated (deficit) earnings	(42.8)	3,814.1	2,521.6	(6,335.7)	(42.8)
Accumulated other comprehensive loss	(210.1)	(173.9)	(165.2)	339.6	(209.6)
Total shareholder's equity	1,854.2	4,730.1	1,281.4	(6,039.1)	1,826.6
Non-controlling interest	—	—	8.8	—	8.8
Total equity	1,854.2	4,730.1	1,290.2	(6,039.1)	1,835.4
Total liabilities and equity	$7,798.8	$5,798.7	$2,157.3	$(8,350.9)	$7,403.9

Statement of Financial Position		Guarantor	Nonguarantor
As of September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$99.4	$2.5	$168.9	$—	$270.8
Trade receivables, net	71.5	99.1	75.0	—	245.6
Intercompany receivables	—	1,160.9	233.0	(1,393.9)	—
Other receivables	—	6.1	28.4	(11.6)	22.9
Inventories	147.6	202.0	115.3	(15.0)	449.9
Prepaid expenses and other	23.1	6.6	9.0	(0.5)	38.2
Current assets of business held for sale	227.4	0.1	376.1	(2.6)	601.0
Total current assets	569.0	1,477.3	1,005.7	(1,423.6)	1,628.4
Property, plant and equipment, net	123.8	108.5	133.8	—	366.1
Long-term intercompany receivables	365.4	188.4	12.7	(566.5)	—
Deferred charges and other	177.7	68.5	26.0	(255.1)	17.1
Goodwill	781.4	1,115.6	236.3	—	2,133.3
Intangible assets, net	725.8	628.6	180.4	—	1,534.8
Investments in subsidiaries	3,858.9	1,174.0	(2.9)	(5,030.0)	—
Noncurrent assets of business held for sale	834.7	126.6	412.5	—	1,373.8
Total assets	$7,436.7	$4,887.5	$2,004.5	$(7,275.2)	$7,053.5
Liabilities and Shareholder's Equity
Current portion of long-term debt	$142.1	$2.1	$2.0	$(0.9)	$145.3
Accounts payable	102.2	92.8	119.8	—	314.8
Intercompany accounts payable	1,408.4	—	—	(1,408.4)	—
Accrued wages and salaries	50.5	10.1	19.0	—	79.6
Accrued interest	39.3	—	—	—	39.3
Other current liabilities	54.4	20.1	40.7	(11.7)	103.5
Current liabilities of business held for sale	161.6	0.5	250.0	—	412.1
Total current liabilities	1,958.5	125.6	431.5	(1,421.0)	1,094.6
Long-term debt, net of current portion	3,381.2	25.1	8.4	—	3,414.7
Long-term intercompany debt	12.8	346.1	192.6	(551.5)	—
Deferred income taxes	189.0	530.7	39.3	(260.2)	498.8
Other long-term liabilities	16.0	1.1	43.4	—	60.5
Noncurrent liabilities of business held for sale	40.2	—	115.3	—	155.5
Total liabilities	5,597.7	1,028.6	830.5	(2,232.7)	5,224.1
Shareholder's equity:
Other capital	2,060.4	151.4	(1,043.5)	832.6	2,000.9
Accumulated (deficit) earnings	8.1	3,912.7	2,366.5	(6,279.2)	8.1
Accumulated other comprehensive loss	(229.5)	(205.2)	(198.8)	404.1	(229.4)
Total shareholder's equity	1,839.0	3,858.9	1,124.2	(5,042.5)	1,779.6
Non-controlling interest	—	—	49.8	—	49.8
Total equity	1,839.0	3,858.9	1,174.0	(5,042.5)	1,829.4
Total liabilities and equity	$7,436.7	$4,887.5	$2,004.5	$(7,275.2)	$7,053.5

Statement of Income		Guarantor	Nonguarantor
Year ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,164.2	$1,963.8	$1,102.9	$(1,221.4)	$3,009.5
Cost of goods sold	782.5	1,393.0	854.5	(1,214.6)	1,815.4
Restructuring and related charges	—	18.1	—	—	18.1
Gross profit	381.7	552.7	248.4	(6.8)	1,176.0
Selling	169.4	175.8	130.1	(1.5)	473.8
General and administrative	167.4	83.1	13.6	0.1	264.2
Research and development	7.9	10.5	8.8	—	27.2
Acquisition and integration related charges	14.2	1.3	0.1	—	15.6
Restructuring and related charges	28.2	7.6	6.5	—	42.3
Write-off from impairment of intangible assets	—	16.3	—	—	16.3
Total operating expense	387.1	294.6	159.1	(1.4)	839.4
Operating income	(5.4)	258.1	89.3	(5.4)	336.6
Interest expense	137.9	18.7	4.7	—	161.3
Other non-operating (income) expense, net	(222.2)	(44.6)	(0.1)	271.8	4.9
Income from continuing operations before income taxes	78.9	284.0	84.7	(277.2)	170.4
Income tax (benefit) expense	(54.8)	60.3	36.6	(0.8)	41.3
Net income from continuing operations	133.7	223.7	48.1	(276.4)	129.1
Income from discontinued operations, net of tax	173.8	140.8	147.7	(290.2)	172.1
Net income	307.5	364.5	195.8	(566.6)	301.2
Net income attributable to non-controlling interest	—	—	1.3	—	1.3
Net income attributable to controlling interest	$307.5	$364.5	$194.5	$(566.6)	$299.9

Statement of Income		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,108.4	$1,974.0	$1,096.3	$(1,149.3)	$3,029.4
Cost of goods sold	740.2	1,371.1	828.5	(1,148.3)	1,791.5
Restructuring and related charges	—	—	0.2	—	0.2
Gross profit	368.2	602.9	267.6	(1.0)	1,237.7
Selling	163.2	180.1	134.8	(0.7)	477.4
General and administrative	147.0	95.6	16.8	(0.1)	259.3
Research and development	8.5	10.0	8.5	—	27.0
Acquisition and integration related charges	20.1	4.7	9.3	—	34.1
Restructuring and related charges	0.1	10.1	3.6	—	13.8
Write-off from impairment of intangible assets	—	2.7	—	—	2.7
Total operating expense	338.9	303.2	173.0	(0.8)	814.3
Operating income	29.3	299.7	94.6	(0.2)	423.4
Interest expense	151.1	19.9	11.0	—	182.0
Other non-operating (income) expense, net	(372.2)	(131.7)	5.0	503.6	4.7
Income from continuing operations before income taxes	250.4	411.5	78.6	(503.8)	236.7
Income tax (benefit) expense	(23.0)	40.0	(53.4)	(2.6)	(39.0)
Net income from continuing operations	273.4	371.5	132.0	(501.2)	275.7
Income from discontinued operations, net of tax	76.7	62.4	66.0	(128.5)	76.6
Net income	350.1	433.9	198.0	(629.7)	352.3
Net income attributable to non-controlling interest	—	—	0.4	—	0.4
Net income attributable to controlling interest	$350.1	$433.9	$197.6	$(629.7)	$351.9

Statement of Income		Guarantor	Nonguarantor
Year ended September 30, 2015 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$1,038.9	$1,208.8	$989.9	$(639.4)	$2,598.2
Cost of goods sold	702.5	818.4	725.9	(628.5)	1,618.3
Restructuring and related charges	—	—	1.4	—	1.4
Gross profit	336.4	390.4	262.6	(10.9)	978.5
Selling	139.7	146.5	121.5	(0.5)	407.2
General and administrative	131.8	67.3	26.1	—	225.2
Research and development	7.3	6.1	7.8	—	21.2
Acquisition and integration related charges	33.4	9.7	11.1	—	54.2
Restructuring and related charges	21.6	8.8	(12.3)	—	18.1
Total operating expense	333.8	238.4	154.2	(0.5)	725.9
Operating income	2.6	152.0	108.4	(10.4)	252.6
Interest expense	171.4	7.2	7.2	—	185.8
Other non-operating (income) expense, net	(155.4)	(65.0)	—	224.4	4.0
Income from continuing operations before income taxes	(13.4)	209.8	101.2	(234.8)	62.8
Income tax (benefit) expense	(80.2)	66.2	20.5	(0.9)	5.6
Net income from continuing operations	66.8	143.6	80.7	(233.9)	57.2
Income from discontinued operations, net of tax	98.6	80.4	86.4	(166.8)	98.6
Net income	165.4	224.0	167.1	(400.7)	155.8
Net income attributable to non-controlling interest	—	—	0.4	—	0.4
Net income attributable to controlling interest	$165.4	$224.0	$166.7	$(400.7)	$155.4

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$307.5	$364.5	$195.8	$(566.6)	$301.2
Other comprehensive income (loss), net of tax:
Foreign currency translation loss	29.1	32.0	34.3	(66.3)	29.1
Unrealized loss on derivative instruments	(29.1)	(15.1)	(15.1)	30.2	(29.1)
Defined benefit pension gain	19.6	14.6	14.7	(29.3)	19.6
Other comprehensive income	19.6	31.5	33.9	(65.4)	19.6
Comprehensive income	327.1	396.0	229.7	(632.0)	320.8
Comprehensive loss attributable to non-controlling interest	—	—	(0.2)	—	(0.2)
Comprehensive income attributable to controlling interest	$327.1	$396.0	$229.9	$(632.0)	$321.0

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$350.1	$433.9	$198.0	$(629.7)	$352.3
Other comprehensive income (loss), net of tax:
Foreign currency translation loss	(8.5)	(8.3)	(6.1)	14.4	(8.5)
Unrealized gain on derivative instruments	7.0	3.2	3.2	(6.3)	7.1
Defined benefit pension loss	(28.2)	(25.4)	(25.4)	50.8	(28.2)
Other comprehensive loss	(29.7)	(30.5)	(28.3)	58.9	(29.6)
Comprehensive income	320.4	403.4	169.7	(570.8)	322.7
Comprehensive loss attributable to non-controlling interest	—	—	(0.3)	—	(0.3)
Comprehensive income attributable to controlling interest	$320.4	$403.4	$170.0	$(570.8)	$323.0

Statement of Comprehensive Income		Guarantor	Nonguarantor
Year ended September 30, 2015 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income	$165.4	$224.0	$167.1	$(400.7)	$155.8
Other comprehensive income (loss), net of tax:
Foreign currency translation loss	(112.9)	(113.9)	(113.9)	227.7	(113.0)
Unrealized loss on derivative instruments	(13.2)	(7.9)	(7.9)	15.8	(13.2)
Defined benefit pension loss	(11.0)	(2.2)	(2.2)	4.4	(11.0)
Other comprehensive (loss) income	(137.1)	(124.0)	(124.0)	247.9	(137.2)
Comprehensive income	28.3	100.0	43.1	(152.8)	18.6
Comprehensive loss attributable to non-controlling interest	—	—	(0.2)	—	(0.2)
Comprehensive income attributable to controlling interest	$28.3	$100.0	$43.3	$(152.8)	$18.8

Statement of Cash Flows		Guarantor	Nonguarantor
Year ended September 30, 2017 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided (used) by operating activities from continuing operations	$625.0	$164.5	$(153.4)	$(313.1)	$323.0
Net cash provided by operating activities from discontinued operations	22.0	—	23.8	278.8	324.6
Net cash provided (used) by operating activities	647.0	164.5	(129.6)	(34.3)	647.6
Cash flows from investing activities	.	.	.	.
Purchases of property, plant and equipment	(26.4)	(25.4)	(26.0)	—	(77.8)
Business acquisitions, net of cash acquired.	(304.7)	—	—	—	(304.7)
Proceeds from sales of property, plant and equipment	0.2	0.3	3.4	—	3.9
Other investing activity	—	(1.2)	(0.3)	—	(1.5)
Net cash used by investing activities from continuing operations	(330.9)	(26.3)	(22.9)	—	(380.1)
Net cash used by investing activities from discontinued operations	(21.0)	—	(15.5)	—	(36.5)
Net cash used by investing activities	(351.9)	(26.3)	(38.4)	—	(416.6)
Cash flows from financing activities
Proceeds from issuance of debt	250.0	—	15.6	—	265.6
Payment of debt	(213.9)	—	(9.4)	—	(223.3)
Payment of debt issuance costs	(5.9)	—	—	—	(5.9)
Payment of cash dividends to parent	(350.8)	—	—	—	(350.8)
Purchase of non-controlling interest	(12.6)	—	—	—	(12.6)
Advances related to intercompany transactions	(54.3)	(135.9)	155.9	34.3	—
Net cash (used) provided by financing activities from continuing operations	(387.5)	(135.9)	162.1	34.3	(327.0)
Net cash used by financing activities from discontinued operations	(1.0)	—	(8.3)	—	(9.3)
Net cash (used) provided by financing activities	(388.5)	(135.9)	153.8	34.3	(336.3)
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	—	—	(0.4)	—	(0.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	3.1	—	3.1
Net decrease in cash and cash equivalents	(93.4)	2.3	(11.5)	—	(102.6)
Cash and cash equivalents, beginning of period	99.4	2.5	168.9	—	270.8
Cash and cash equivalents, end of period	$6.0	$4.8	$157.4	$—	$168.2

Statement of Cash Flows		Guarantor	Nonguarantor
Year ended September 30, 2016 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used) provided by operating activities from continuing operations	$(392.4)	$412.7	$(132.0)	$560.0	$448.3
Net cash provided by operating activities from discontinued operations	21.7	—	16.8	114.8	153.3
Net cash (used) provided by operating activities	(370.7)	412.7	(115.2)	674.8	601.6
Cash flows from investing activities	.	.	.	.
Purchases of property, plant and equipment	(25.4)	(12.7)	(22.6)	—	(60.7)
Proceeds from sales of property, plant and equipment	0.1	—	0.8	—	0.9
Other investing activities	—	(3.2)	—	—	(3.2)
Net cash used by investing activities from continuing operations	(25.3)	(15.9)	(21.8)	—	(63.0)
Net cash used by investing activities from discontinued operations	(20.8)	—	(14.6)	—	(35.4)
Net cash used by investing activities	(46.1)	(15.9)	(36.4)	—	(98.4)
Cash flows from financing activities
Proceeds from issuance of debt	491.5	—	6.9	—	498.4
Payment of debt	(862.8)	—	(1.6)	—	(864.4)
Payment of debt issuance costs	(9.3)	—	—	—	(9.3)
Payment of cash dividends to parent	(97.2)	—	—	—	(97.2)
Payment of contingent consideration	(3.2)	—	—	—	(3.2)
Advances related to intercompany transactions	985.1	(402.9)	92.6	(674.8)	—
Net cash provided (used) by financing activities from continuing operations	504.1	(402.9)	97.9	(674.8)	(475.7)
Net cash used by financing activities from discontinued operations	(0.9)	—	(2.3)	—	(3.2)
Net cash provided (used) by financing activities	503.2	(402.9)	95.6	(674.8)	(478.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	(1.4)	—	(1.4)
Net decrease in cash and cash equivalents	86.4	(6.1)	(57.4)	—	22.9
Cash and cash equivalents, beginning of period	13.0	8.6	226.3	—	247.9
Cash and cash equivalents, end of period	$99.4	$2.5	$168.9	$—	$270.8

Statement of Cash Flows		Guarantor	Nonguarantor
Year ended September 30, 2015 (in millions)	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used) provided by operating activities from continuing operations	$(126.2)	$(767.9)	$(1,489.8)	$2,587.0	$203.1
Net cash provided by operating activities from discontinued operations	18.7	0.1	32.0	187.9	238.7
Net cash (used) provided by operating activities	(107.5)	(767.8)	(1,457.8)	2,774.9	441.8
Cash flows from investing activities	.	.	.	.
Purchases of property, plant and equipment	(24.1)	(16.4)	(14.6)	—	(55.1)
Business acquisitions, net of cash acquired	(1,026.0)	—	(165.1)	—	(1,191.1)
Proceeds from sales of property, plant and equipment	0.1	—	1.0	—	1.1
Net cash used by investing activities from continuing operations	(1,050.0)	(16.4)	(178.7)	—	(1,245.1)
Net cash used by investing activities from discontinued operations	(18.7)	(0.1)	(15.8)	—	(34.6)
Net cash used by investing activities	(1,068.7)	(16.5)	(194.5)	—	(1,279.7)
Cash flows from financing activities
Proceeds from issuance of debt	3,281.4	—	38.6	—	3,320.0
Payment of debt	(2,521.2)	—	(275.5)	—	(2,796.7)
Payment of debt issuance costs	(38.1)	—	—	—	(38.1)
Payment of cash dividends to parent	(72.1)	—	—	—	(72.1)
Share based tax withholding payments, net of proceeds upon vesting	(2.6)	—	—	—	(2.6)
Capital contribution from parent	528.3	—	—	—	528.3
Advances related to intercompany transactions	8.7	781.7	1,984.5	(2,774.9)	—
Net cash provided (used) by financing activities from continuing operations	1,184.4	781.7	1,747.6	(2,774.9)	938.8
Net cash used by financing activities from discontinued operations	—	—	(16.2)	—	(16.2)
Net cash provided (used) by financing activities	1,184.4	781.7	1,731.4	(2,774.9)	922.6
Effect of exchange rate changes on cash and cash equivalents due to Venezuela devaluation	—	—	(2.5)	—	(2.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	(27.2)	—	(27.2)
Net decrease in cash and cash equivalents	8.2	(2.6)	49.4	—	55.0
Cash and cash equivalents, beginning of period	4.8	11.2	176.9	—	192.9
Cash and cash equivalents, end of period	$13.0	$8.6	$226.3	$—	$247.9